Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents Balance

Cash and cash equivalents balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	399,966	399,966	678,610	678,610
US$	6,513	42,566	4,431	30,409

Total		442,532		709,019